LEASES (Tables)	12 Months Ended
Dec. 31, 2017
Leases [Abstract]
Future minimum rental payments	The future minimum rental payments under the Company's non-cancellable operating leases are as follows:

(in thousands of $)
2018	6,071
2019	1,446
2020	1,298
2021	231
2022	147
Thereafter	—
9,193

Schedule of minimum future revenues on bareboat charters
The minimum future revenues to be received under these contracts as of December 31, 2017 are as follows:

(in thousands of $)
2018	8,449
2019	640
2020	—
2021	—
2022	—
Thereafter	—
Total minimum lease payments	9,089